================================================================================
Goldman Sachs
1 New York Plaza
New York, NY 10004

Trustees
Ashok N. Bakhru, Chairman
David B. Ford
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel


Officers
Douglas C. Grip, President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Pauline Taylor, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary



Goldman Sachs
Investment Adviser, Administrator,
Distributor and Transfer Agent

Goldman Sachs
Money Market Trust
Financial Square
Funds

-------------------------------------------------------------------

Annual Report
December 31, 1996

Prime Obligations Fund
Money Market Fund
Treasury Obligations Fund
Government Fund
Tax-Free Money Market Fund

-------------
Goldman
Sachs
-------------

--------------------------------------------------------------------------------
================================================================================

================================================================================
================================================================================

--------------------------------------------------------------------------------
Letter to Shareholders


--------------------------------------------------------------------------------
Dear Shareholders:

     We welcome this opportunity to provide you with a summary of the trends and key events that affected the economy and the Goldman Sachs Money Market Trust/Financial Square Funds in 1996. It was another strong year for the Funds, during which all of the portfolios outperformed their respective IBC Financial Data, Inc. averages during the period. Assets in the Financial Square Funds totaled $12.2 billion as of December 31, 1996, up 34% from last year.

1996 in Review: After Easing Early in the Year, the Fed Remained Neutral Amid Moderate Growth and Benign Inflation.

     Last year began on a weak note, with the economy still in the doldrums as harsh winter storms and a strike at General Motors continued to restrain growth. Against that backdrop, the Federal Reserve Board (the "Fed") cut the Federal funds rate by 25 basis points to 5.25% in January 1996, following an easing of the same magnitude in December 1995. It soon became evident that the economy had responded and was somewhat healthier than expected, with first-quarter real Gross Domestic Product (GDP) at 2.0% annualized. Growth was more dramatic during the second quarter, as industrial activity and automobile and home sales all showed significant improvement, pushing real GDP to 4.7%, its highest rate in two years. That growth caused some to expect the Fed to change direction and tighten before year-end. However, the economy subsequently moderated significantly, with third-quarter annualized real GDP retreating to 2.1%, reflecting lackluster consumer spending and a widening U.S. trade deficit. As 1996 drew to a close, moderate economic growth and contained inflation kept the Fed in a neutral mode, despite a very robust stock market.

                        Historical Yield Curve (LIBOR)

                           [BAR GRAPH APPEARS HERE]
                             [PLOT POINTS TO COME]

Source: Goldman Sachs Fixed Income Database, reflecting the London Interbank Offered Rate (LIBOR).

The Federal funds rate began the year at 5.50% and ended at 5.25%. The slope of the LIBOR yield curve steepened significantly over the course of the year. By the end of 1996, the spread between one- and 12-month LIBOR moved to plus 28 basis points.

A Nimble Strategy Contributed to Strong Performance
     Taxable Sector. Structuring money market portfolios successfully during 1996 as the Fed shifted policy from easing to neutral to a bias to tighten required strict attention to risk management, as well as to a detailed analysis of market fundamentals and technicals. Analyzing the implied forward rates and determining the extent to which the market had priced in too much easing at the beginning of 1996 or too much tightening by midyear 1996 and then adjusting the Funds' weighted average maturities and structures were equally important to our strategy.

     During the second and third quarters of 1996, we extended the Financial Square Funds' weighted average maturities as the yield curve steepened in anticipation of a Fed tightening that did not materialize. During the early part of the fourth quarter, market data suggested that growth slowed in the third quarter. Consequently, the market was priced to a more neutral Fed policy. However, year-end financing pressures resulted in investment opportunities maturing in the first quarter of 1997, and the Funds closed the year with neutral weighted average maturities.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Letter to Shareholders (continued)


--------------------------------------------------------------------------------
     Tax-Exempt Sector. With tax reform basically a nonissue in 1996, investor interest in the sector revived, causing total assets in the tax-exempt money market fund category to increase by 13%. In contrast, supply was little changed from 1995 levels, making tax-exempts slightly more expensive in 1996. These supply/demand technicals coupled with our fundamental view that short-term rates were likely to rise explains our neutral to short-to-neutral weighted average maturities during the latter part of the year.

Summary for Financial Square Funds Institutional Shares* as of 12/31/96



---------------------------------------------------------------------
                                                        Weighted
                    SEC 7-Day   SEC 7-Day    30-Day      Average
 Financial Square    Current    Effective    Average    Maturity
       Funds          Yield       Yield       Yield      (days)
=====================================================================
 Prime
   Obligations        5.34%       5.48%       5.31%        41
--------------------------------------------------------------------
 Money Market         5.38%       5.54%       5.34%        37
--------------------------------------------------------------------
 Treasury
   Obligations        5.43%       5.56%       5.29%        33
--------------------------------------------------------------------
 Government           5.36%       5.52%       5.30%        36
--------------------------------------------------------------------
 Tax-Free
   Money Market       3.74%       3.81%       3.42%        34
--------------------------------------------------------------------

* Financial Square Funds offer four separate classes of shares (Institutional, Preferred, Administration and Service), each of which is subject to different fees and expenses that affect performance and entitle shareholders to different services. The Preferred, Administration and Service shares offer financial institutions the opportunity to receive a fee for providing administrative support services. The Preferred shares pay 0.10%, Administration shares pay 0.25%, and the Service shares pay 0.50%. More complete information, including management fees and expenses, is included in the Funds' prospectus or may be obtained by calling Goldman Sachs Funds at 1-800-621-2550.

Domestic Credit Trends Were Positive, Reflecting a Healthy Economy and a Strong Market
     Credit trends in 1996 were positive on the whole in the U.S., with steady growth, low inflation, a booming stock market, and technological advances and globalization transforming many industries. The major story of 1996 was the Dow Jones Industrial Average climb of 26%, which, following the 33.5% increase in 1995, added up to a 68% growth rate since 1994.
      The rising stock market supported record levels of mergers and acquisitions. Over $650 billion in mergers, acquisitions and spin-offs were announced in the U.S. in 1996 (up 27% from 1995), with $1.4 trillion announced globally. This trend was spurred on not only by the stock market, but also by deregulation in telecommunications, utilities and broadcasting. Unlike the 1980s, mergers this past year were generally equity-financed and aimed at expanding core businesses, rather than diversifying. Merger and acquisition activity was also utilized to boost earnings growth, since cost-cutting opportunities had been largely exhausted during 1995.
     Banks, which dominated merger activity in 1995, were busy consolidating those mergers in 1996. It is likely that large regional domestic banks will continue making acquisitions in 1997, although this is not expected to affect their credit quality. At the end of the third quarter 1996, 80% of the banking sector had a stable rating outlook.
     Although consumer confidence was buoyed by low unemployment and mild inflation, growing household debt levels led to an all-time high in credit card loan delinquencies and personal bankruptcies. Consequently, financial results in the consumer products, retail, restaurant and entertainment businesses were mediocre at best. Almost all other industries, however, had improved credit quality, with upgrades surpassing downgrades in utilities, energy, healthcare and financial institutions. Many companies used the strength of the stock market to substitute debt capital with equity capital, thereby improving their credit quality.
     Credit quality in the tax-exempt market was steady-to-improving during 1996. Market concerns arising from the Orange County bankruptcy abated somewhat, although various forms of credit enhancement remained popular, even among high-quality issuers. Reflecting the strong national economy, many states and localities experienced positive financial results, reducing their regular cash flow borrowings.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

The Credit Picture Abroad:  Europe Improved, While Asia Was Generally Stable
     In Europe, developments were driven by the push towards European Monetary Union (EMU), while the key factors in Asia were the fragile Japanese recovery and a sharp downturn in Asian exports. In general, sovereign creditworthiness improved during 1996. This was particularly the case in Europe, where the political will to qualify for EMU produced significant improvements in fiscal policy and debt dynamics, as it sparked more rapid corporate restructuring. French and Italian banks did require close monitoring this year as their problem loans continued, but French bank credit quality stabilized after having suffered broad rating downgrades in 1995. The credit quality of most other European banks was stable, with a few minor downgrades of German and Swiss banks.
     In Asia, creditworthiness was fairly stable. The notable negative exception was the Japanese financial sector, which remained under pressure from the ongoing weakness of the real estate markets, sluggish economic growth and ongoing deregulation. However, Japan's largest banks have strong fundamentals and will continue to be important and dominant players in the global financial market. Australian credit quality strengthened through improved macroeconomic balances, which provided evidence that Australia's recent boom-and-bust cycles may be over. The weakness of Asian exports did not affect creditworthiness directly; exports should recover this year, and the scare could prompt salutary policy adjustments going forward.
     In 1996, we continued to apply conservative credit standards to our money market Funds. The Goldman Sachs Credit Department, which has analysts based in London, Tokyo, Frankfurt and New York, as well as extensive technological assets and credit expertise, will continue to vigilantly monitor global developments.

Outlook and Strategies for 1997
     Fourth-quarter 1996 GDP was reported at 4.7%, reflecting a stronger economic picture from several sources: a sharp narrowing of the U.S. trade deficit, as well as increases in consumer spending and industrial production. Goldman Sachs' economists expect economic growth to continue at just under 2.0% for the first quarter of 1997 and at approximately 3.0% for the full year. As a result, Goldman Sachs currently believes the Fed is likely to raise short-term interest rates by midyear.
     Consequently, the Financial Square Funds will continue to be managed with short-to-neutral average life targets and short, laddered structures to prepare for the probability of higher rates ahead.

Extended Trading Hours Improve Service Further
     To meet the needs of many institutional investors who receive inflows of cash late in the day, we extended the trading hours for both purchases and redemptions in the Financial Square Treasury Obligations Fund until 5:00 p.m. EST. (The Financial Square Government Fund also provides late-day service.) We have found many of our clients enjoy the added flexibility of late-day trading and are increasing their use of this beneficial service.
     In closing, we thank you for your support and for making 1996 a successful year for the Financial Square Funds. We are pleased that many of you have joined our conference calls following each Federal Open Market Committee meeting throughout the year. Our goal is to continue to provide you with competitive performance, as well as a range of value-added services that reflect the breadth and depth of Goldman Sachs' outstanding resources.

Sincerely,


/s/ Kaysie P. Uniacke
---------------------

Kaysie P. Uniacke
Portfolio Manager
February 7, 1997

--------------------------------------------------------------------------------

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Prime Obligations Fund

December 31, 1996



-------------------------------------------------------------------
Principal             Interest       Maturity          Amortized
 Amount                Rate            Date              Cost
===================================================================
Commercial Paper and Corporate Obligations--53.0%
Bank Holding Companies
BankAmerica Corp.
$150,000,000          5.27%          03/21/97         $ 148,265,292
Chase Manhattan Corp.
 100,000,000          5.28           03/14/97            98,944,000
JP Morgan & Co., Inc.
  25,000,000          5.73           05/30/97            24,407,104
NationsBank Corp.
  50,000,000          5.40           05/09/97            49,040,000
Business Credit Institutions
General Electric Capital Corp.
  50,000,000          5.30           03/26/97            49,381,667
 100,000,000          5.44           04/03/97            98,609,778
JC Penney Funding Corp.
  50,000,000          5.31           01/31/97            49,778,750
Commercial Banks
CP Trust Certificates Series 1996
  85,000,000          5.68/(a)/      03/28/97            85,000,000
Financial Services
National Rural Utilities Cooperative
  34,250,000          5.30           02/11/97            34,043,263
  62,000,000          5.28           02/21/97            61,536,240
Life Insurance
Commonwealth Life Insurance Co.
  20,000,000          5.64/(b)/      05/08/97            20,000,000
Pacific Mutual Life Insurance Co.
  50,000,000          5.52/(b)/      02/28/97            50,000,000
Prudential Funding Corp.
  50,000,000          6.50           01/02/97            49,990,972
  50,000,000          5.43           02/28/97            49,562,583
Motor Vehicles and Equipment
Ford Motor Credit Co.
 150,000,000          5.31           02/04/97           149,247,750
Personal Credit Institutions
Associates Corp. of North America
  50,000,000          6.30           01/02/97            49,991,250
  50,000,000          5.32           01/30/97            49,785,722
  50,000,000          5.32           01/31/97            49,778,333
Household Finance Corp.
  50,000,000          5.32           03/12/97            49,482,778
Transamerica Finance Corp.
  10,000,000          5.52           01/28/97             9,958,600
  50,000,000          5.43           02/28/97            49,562,584
  21,000,000          5.29           03/13/97            20,780,906
  31,308,000          5.29           03/14/97            30,976,761
USAA Capital Corp.
  30,000,000          5.34           04/07/97            29,572,800
Receivable/Asset Financings
Beta Finance Inc.
  16,000,000          5.58           01/27/97            15,935,520
  24,000,000          5.58           02/03/97            23,877,240
  15,000,000          5.50           02/04/97            14,922,083
  19,000,000          5.35           04/07/97            18,728,933
  25,000,000          6.11           06/17/97            25,000,000
Delaware Funding Corp.
  30,832,000          5.29           02/20/97            30,605,470
Enterprise Funding Corp.
  50,000,000          5.33           01/23/97            49,837,139
International Lease Finance Corp.
  60,000,000          5.30           03/17/97            59,337,500
  20,000,000          5.29           03/24/97            19,759,011
New Center Asset Trust
  25,000,000          5.52           01/28/97            24,896,500
  25,000,000          5.37           04/04/97            24,653,188
Security and Commodity Brokers, Dealers and Services
Bear Stearns Companies, Inc.
 100,000,000          5.30           02/13/97            99,366,945
  50,000,000          5.30           02/18/97            49,646,667
C.S. First Boston, Inc.
  60,000,000          5.33           01/22/97            59,813,450
Merrill Lynch & Co., Inc.
  50,000,000          5.35           02/11/97            49,695,347
  25,000,000          5.45           02/19/97            24,814,549
  75,000,000          5.33           02/26/97            74,378,167
Morgan Stanley Group, Inc.
  40,000,000          5.59           01/28/97            39,832,300
  50,000,000          5.41           02/03/97            49,752,042
  20,000,000          5.32           02/06/97            19,893,600
  40,000,000          5.53           06/27/97            40,000,000

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Prime Obligations Fund  (continued)
December 31, 1996


-------------------------------------------------------------------
Principal             Interest       Maturity          Amortized
 Amount                Rate            Date              Cost
===================================================================
Commercial Paper and Corporate Obligations (continued)
Telecommunications
Ameritech Corp.
$ 70,000,000          5.34%          04/07/97        $   69,003,200
Tobacco
Philip Morris Co.
  70,000,000          6.50           01/02/97            69,987,361
-------------------------------------------------------------------
Total Commercial Paper and Corporate
  Obligations                                        $2,311,433,345
-------------------------------------------------------------------
Bank Notes--15.6%
Dakota Certificates of Standard Credit Card Master Trust
$ 50,000,000          5.33%(b)       02/07/97        $   49,726,097
FCC National Bank
  40,000,000          5.70           05/22/97            39,953,925
  75,000,000          6.00           06/02/97            75,003,030
First Bank FSB
  50,000,000          5.62(b)        02/11/97            50,000,000
  20,000,000          5.61(b)        04/11/97            19,998,937
First National Bank of Maryland
  20,000,000          5.60(b)        09/30/97            19,994,187
Harris Trust & Savings Bank
  16,500,000          6.04           06/17/97            16,520,097
Household Bank FSB
  50,000,000          5.63(b)        09/23/97            49,997,602
Huntington National Bank
  35,000,000          6.05           06/13/97            35,042,420
PNC Bank, N.A.
  58,500,000          5.58(b)        04/01/97            58,488,742
 100,000,000          5.40(b)        10/01/97            99,941,219
Society National Bank of Cleveland
 100,000,000          5.58           05/14/97            99,961,237
SMM Trust 1996
  40,000,000          5.69(b)        06/20/97            40,000,000
Southtrust Bank of Alabama, N.A.
  25,000,000          5.54(b)        05/15/97            24,995,313
-------------------------------------------------------------------
Total Bank Notes                                     $  679,622,806
-------------------------------------------------------------------
U.S. Government Agency Obligations--7.1%
Federal Farm Credit Bank
  32,000,000          5.39           02/24/97            31,741,280
Federal Home Loan Mortgage Corp.
  50,000,000          5.40           02/24/97            49,595,000
Federal National Mortgage Association
$200,000,000          5.36%          03/04/97        $  198,153,778
  30,000,000          5.35           03/17/97            29,665,625
-------------------------------------------------------------------
Total U.S. Government Agency Obligations             $  309,155,683
-------------------------------------------------------------------
Certificates of Deposit--6.9%
Chase Manhattan Corp.
$ 25,000,000          5.75%          02/03/97        $   25,000,000
  25,000,000          5.42           03/12/97            25,000,000
Mellon Bank, N.A.
  50,000,000          5.35           02/19/97            50,000,000
 100,000,000          5.50           04/07/97           100,000,000
Morgan Guaranty Trust Co.
  50,000,000          5.65           02/03/97            50,000,445
Union Bank of California
  50,000,000          5.58           02/28/97            50,000,000
-------------------------------------------------------------------
Total Certificates of Deposit                        $  300,000,445
-------------------------------------------------------------------
Repurchase Agreements--17.7%
C.S. First Boston Corp., dated 12/31/96, repurchase price
   $302,790,000 (FNMA: $308,478,596, 6.00%-6.18%, 02/01/09-04/01/34)
$300,000,000          5.40%          03/03/97        $  300,000,000
JP Morgan Securities, Inc., dated 12/31/96, repurchase price
   $100,036,111 (FNMA: $102,538,618, 5.47%, 12/30/97)
 100,000,000          6.50           01/02/97           100,000,000
JP Morgan Securities, Inc., dated 12/31/96, repurchase price
   $75,641,250 (FNMA: $78,669,875, 7.50%, 04/01/26)
  75,000,000          5.40           02/26/97            75,000,000
Joint Repurchase Agreement Account
 297,900,000          6.58           01/02/97           297,900,000
-------------------------------------------------------------------
Total Repurchase Agreements                          $  772,900,000
-------------------------------------------------------------------
Total Investments                                    $4,373,112,279/(c)/
===================================================================

/(a)/Variable rate security - base index is either U.S. Treasury
     Bill, one or three month LIBOR, one month commercial paper, Federal Funds or Prime lending rate
/(b)/Variable rate master note-base index is Federal Funds. /(c)/The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices. The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.
--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------
Financial Square Money Market Fund
December 31, 1996

--------------------------------------------------------------------
Principal             Interest       Maturity            Amortized
 Amount                Rate            Date                 Cost
====================================================================
Commercial Paper and Corporate Obligations--45.7%
Commercial Banks

CP Trust Certificates Series 1996
$ 60,000,000          5.68%\(a)\     03/28/97         $   60,000,000

Computer Software and Services

First Data Corp.
  20,000,000          5.40           02/19/97             19,853,000

Siemens Capital Corp.
  25,000,000          5.32           02/13/97             24,841,139

Foreign Banks

ABN Amro N.A.
  50,000,000          5.45           02/28/97             49,560,972
Banca Crt Financial Corp.
  15,000,000          5.35           01/31/97             14,933,125
  22,945,000          5.42           04/01/97             22,634,095
  20,000,000          5.47           04/03/97             19,720,422
  13,000,000          5.42           04/08/97             12,810,149
BBL North America
 125,000,000          6.90           01/02/97            124,976,042
Bex America, Inc.
  36,000,000          5.36           01/21/97             35,892,900
Generale Bank
  70,000,000          5.35           04/10/97             68,970,125
Nordbanken, N.A.
  42,559,000          6.50           01/10/97             42,489,842
Royal Bank of Canada
 100,000,000          6.50           01/02/97             99,981,944
San Paolo U.S. Finance Corp.
  25,000,000          5.36           01/31/97             24,888,333
Swedbank, Inc.
 100,000,000          5.47           02/04/97             99,483,389
Unifunding, Inc.
  60,000,000          5.45           01/29/97             59,745,667
  50,000,000          5.36           04/07/97             49,285,333

Life Insurance
Sunamerica Life Insurance Co.
  50,000,000          5.50\(b)\      09/02/97             50,000,000

Mortgage Brokers

Countrywide Funding Corp.
  28,700,000          5.35           01/23/97             28,606,167
  27,000,000          5.35           01/28/97             26,891,663
Countrywide Home Loans
  50,000,000          6.65           01/02/97             49,990,764

Motor Vehicles and Equipment

Daimler Benz Corp., N.A.
  16,312,000          5.57%          01/14/97             16,279,190
  30,000,000          5.60           01/16/97             29,930,000
  10,000,000          5.35           03/25/97              9,876,653
  55,000,000          5.35           03/26/97             54,313,417
General Motors Acceptance Corp.
  20,000,000          5.57           02/04/97             19,894,789
  50,000,000          5.47           04/07/97             49,270,667

Security and Commodity Brokers, Dealers and Services
Merrill Lynch & Co., Inc.
  25,000,000          5.35           02/11/97             24,847,674
  25,000,000          5.45           02/19/97             24,814,549
  50,000,000          5.33           02/26/97             49,585,444
Morgan Stanley Group, Inc.
  22,900,000          5.53\(a)\      06/27/97             22,900,000
Nomura Holdings
  15,000,000          5.39           01/28/97             14,939,363
  50,000,000          5.39           01/30/97             49,782,903
--------------------------------------------------------------------
Total Commercial Paper and Corporate
Obligations                                           $1,351,989,720
--------------------------------------------------------------------
Bank Notes--15.1%

Dakota Certificates of Standard Credit Card Master Trust
$ 25,000,000          5.33%\(b)\     02/07/97         $  24,863,049
FCC National Bank
  25,000,000          5.70           05/22/97            24,971,203
  50,000,000          6.00           06/02/97            50,002,020
First Bank FSB
  75,000,000          5.61\(b)\      04/11/97            74,996,012
First National Bank of Maryland
  30,000,000          5.61\(b)\      09/26/97            29,991,409
  25,000,000          5.60\(b)\      09/30/97            24,992,734
Household Bank FSB
  25,000,000          5.63\(b)\      09/23/97            24,998,185
Huntington National Bank
  10,000,000          6.05           06/13/97             9,996,458

------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

Statement of Investments
---------------------------------------------------------------------
Financial Square Money Market Fund (continued)
December 31, 1996

--------------------------------------------------------------------
Principal             Interest       Maturity            Amortized
 Amount                Rate            Date                 Cost
====================================================================
Bank Notes (continued)
PNC Bank, N.A.
$ 42,000,000          5.46%(b)       09/03/97         $   41,977,353
  50,000,000          5.40(b)        10/01/97             49,970,608
SMM Trust 1996
  40,000,000          5.69(b)        06/20/97             40,000,000
Southtrust Bank of Alabama, N.A.
  50,000,000          5.45(b)        07/11/97             49,983,901
--------------------------------------------------------------------
Total Bank Notes                                      $  446,742,932
--------------------------------------------------------------------
Certificates of Deposit--1.2%

Chase Manhattan Corp.
$ 35,000,000          5.75%          02/03/97         $   35,000,000
--------------------------------------------------------------------
Total Certificates of Deposit                         $   35,000,000
--------------------------------------------------------------------
Certificates of Deposit - Foreign Eurodollar--7.6%

Norinchukin Bank, London
$125,000,000          5.49%          03/18/97         $  125,002,592
Sanwa Bank Ltd., London
 100,000,000          5.46           03/21/97            100,001,079
--------------------------------------------------------------------
Total Certificates of Deposit - Foreign Eurodollar    $  225,003,671
--------------------------------------------------------------------
Certificates of Deposit - Yankeedollar--12.3%

Fuji Bank, Chicago
$100,000,000          5.52%          01/17/97         $  100,000,441
Industrial Bank of Japan, New York
 100,000,000          5.46           03/19/97            100,001,051
Landesbank Hessen Thuer Gir, New York
  50,000,000          6.03           06/13/97             50,060,885
Sumitomo Bank, Los Angeles
  75,000,000          5.52           02/28/97             74,994,514
Westpac Banking Corp., New York
  40,000,000          5.97           06/06/97             40,027,198
--------------------------------------------------------------------
Total Certificates of Deposit - Yankeedollar          $  365,084,089
--------------------------------------------------------------------
Time Deposit--2.9%

Bank of Tokyo, Mitsubishi Bank Ltd., London
$ 85,000,000          5.50%          05/16/97         $   85,000,000
--------------------------------------------------------------------
Total Time Deposit                                    $   85,000,000
--------------------------------------------------------------------
Repurchase Agreements--15.4%

JP Morgan Securities, Inc., dated 12/31/96, repurchase price
   $100,036,111 (FNMA: $69,839,000, 5.47%, 12/30/97; FHLMC:
   $32,517,875, 7.26%, 09/17/01)
$100,000,000          6.50%          01/02/97         $  100,000,000
SBC Government Securities, Inc., dated 12/31/96, repurchase price
   $150,052,083 (FNMA Stripped Securities: $149,437,500, 01/23/97;
   FNMA: $3,650,246, 6.50%, 08/15/97)
 150,000,000          6.25           01/02/97            150,000,000
Joint Repurchase Agreement Account
 205,200,000          6.58           01/02/97            205,200,000
--------------------------------------------------------------------
Total Repurchase Agreements                           $  455,200,000
--------------------------------------------------------------------
Total Investments                                     $2,964,020,412(c)
================================================================================

(a) Variable rate security - base index is either U.S. Treasury Bill, one or three month LIBOR, one month commercial paper, Federal Funds or Prime lending rate
(b) Variable rate master note-base index is Federal Funds.
(c) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.



--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Treasury Obligations Fund
December 31, 1996


--------------------------------------------------------------------
Principal              Interest      Maturity            Amortized
 Amount                  Rate          Date                 Cost
=====================================================================
U.S. Treasury Obligations--8.5%

United States Treasury Notes

$ 100,000,000           5.63%        06/30/97         $   99,831,980
   30,000,000           6.00         09/02/97             29,991,342
   92,500,000           5.38         12/01/97             92,370,356
   40,000,000           5.25         12/31/97             39,901,534
--------------------------------------------------------------------
Total U.S. Treasury Obligations                       $  262,095,212
====================================================================
Repurchase Agreements--91.9%

Bear Stearns Companies, Inc., dated 12/31/96, repurchase price
   $125,046,875 (U.S. Treasury Notes: $127,384,047, 5.75%-5.88%,
   10/31/98-12/31/98)
$ 125,000,000           6.75%        01/02/97         $  125,000,000

C.S. First Boston Corp., dated 12/13/96, repurchase price
   $101,332,500 (U.S. Treasury Note: $102,491,792, 5.50%,
   11/15/98)
  100,000,000           5.33         03/13/97            100,000,000

CIBC Wood Gundy Securities, dated 12/31/96, repurchase price
   $125,046,528 (U.S. Treasury Bond: $71,136,658, 8.50%,
   02/15/20; U.S. Treasury Note: $56,365,266, 7.25%, 08/15/04)
  125,000,000           6.70         01/02/97            125,000,000

Daiwa Securities, dated 12/31/96, repurchase price $125,047,917
   (U.S. Treasury Bill: $127,500,528, 11/13/97)
  125,000,000           6.90         01/02/97            125,000,000

Goldman, Sachs & Co., dated 12/31/96, repurchase price
   $125,045,833 (U.S. Treasury Bill: $127,500,296, 12/11/97)
  125,000,000           6.60         01/02/97            125,000,000

JP Morgan Securities, dated 12/31/96, repurchase price
   $125,045,833 (U.S. Treasury Notes: $127,371,815, 6.88%-7.75%,
   12/31/99-11/15/01)
  125,000,000           6.60         01/02/97            125,000,000

Lehman Government Securities, Inc., dated 12/31/96, repurchase price $125,049,306 (U.S. Treasury Stripped Securities:
   $127,500,543, 02/15/97-11/15/03)
  125,000,000           7.10         01/02/97            125,000,000

Merrill Lynch Government Securities, Inc., dated 12/31/96,
   repurchase price $125,044,792 (U.S. Treasury Bills:
   $70,594,041, 01/09/97-01/30/97; U.S. Treasury Stripped
   Securities: $14,626,460, 08/15/98-11/15/99; U.S. Treasury
   Notes: $42,283,899, 7.50%-9.25%, 05/15/97-11/15/01)
  125,000,000           6.45         01/02/97            125,000,000

Nomura Securities International, Inc., dated 12/12/96, repurchase price $101,335,000 ( U.S. Treasury Bill: $9,629,890, 09/18/97;
   U.S. Treasury Notes: $92,371,056, 5.00%-8.13%, 05/31/97-05/31/01)
  100,000,000           5.34         03/12/97            100,000,000

Repurchase Agreements  (continued)

Sanwa Securities, dated 12/31/96, repurchase price $125,046,875
   (U.S. Treasury Notes: $85,107,798, 4.75%-5.25%,
   08/31/98-04/30/01; U.S. Treasury Bill: $40,971,000, 10/16/97)
$ 125,000,000           6.75%        01/02/97         $  125,000,000

Smith Barney, Inc., dated 12/11/96, repurchase price $101,335,000
   (U.S. Treasury Bill: $1,475,971, 03/13/97; U.S. Treasury
   Stripped Security: $ 15,052,048, 02/15/98; U.S. Treasury
   Notes: $85,472,470, 4.75%-7.88%, 02/15/97-04/15/98)
  100,000,000           5.34         03/11/97            100,000,000

UBS Securities, Inc., dated 12/31/96, repurchase price
   $125,047,743 (U.S. Treasury Notes: $127,294,387, 6.13%-7.75%,
   05/31/97-11/15/01)
  125,000,000           6.88         01/02/97            125,000,000

Joint Repurchase Agreement Account
1,419,100,000           6.58         01/02/97          1,419,100,000
--------------------------------------------------------------------
Total Repurchase Agreements                           $2,844,100,000
====================================================================
Total Investments                                     $3,106,195,212/(a)/
====================================================================

/(a)/The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflects the value of the investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
-------------------------------------------------------------------
Financial Square Government Fund
December 31, 1996

-------------------------------------------------------------------
 Principal            Interest       Maturity            Amortized
  Amount               Rate            Date                 Cost
===================================================================
U.S. Government Agency Obligations--44.7%

Federal Home Loan Bank
$ 35,000,000          5.40%(a)       04/04/97        $   34,991,708
  15,000,000          5.45           11/12/97            14,986,333
  20,000,000          5.42           12/02/97            19,973,237
  50,000,000          5.50(a)        12/26/97            49,959,182

Federal National Mortgage Association
  72,000,000          5.35           01/21/97            71,786,000
  25,000,000          5.35           01/24/97            24,914,549
  20,000,000          5.27(a)        04/04/97            19,985,729
  75,000,000          4.75(a)        04/21/97            74,974,867
 100,000,000          5.43(a)        09/12/97            99,940,710
  50,000,000          5.41(a)        09/29/97            49,981,540
  12,500,000          5.53           10/29/97            12,495,125
  75,000,000          5.40(a)        12/03/97            74,952,900
-------------------------------------------------------------------
Total U.S. Government Agency Obligations             $  548,941,880
-------------------------------------------------------------------
U.S. Treasury Obligations--6.5%

United States Treasury Notes
$ 50,000,000          5.63%          06/30/97        $   49,915,080
  30,000,000          6.00           09/02/97            29,990,027
-------------------------------------------------------------------
Total U.S. Treasury Obligations                      $   79,905,107
-------------------------------------------------------------------
Repurchase Agreements--49.0%

Bear Stearns Companies, Inc., dated 12/31/96, repurchase price
   $50,018,889 (FNMA: $51,422,558, 7.00%, 12/01/11-04/01/24)
$ 50,000,000          6.80%          01/02/97        $   50,000,000

C.S. First Boston Corp., dated 12/11/96, repurchase price
   $50,671,875 (FHLMC: $52,596,865, 7.00%, 11/01/26)
  50,000,000          5.38           03/11/97            50,000,000

Goldman, Sachs & Co., dated 12/11/96, repurchase price
   $50,671,875 (FNMA: $51,607,046, 6.12%, 10/01/32)
  50,000,000          5.38           03/11/97            50,000,000

JP Morgan Securities, Inc., dated 12/12/96, repurchase price
   $50,671,875 (FNMA: $52,512,714, 7.50%, 06/01/26)
  50,000,000          5.38           03/12/97            50,000,000

Nomura Securities International, Inc., dated 12/31/96, repurchase price $50,020,833 (FNMA: $34,860,373, 6.50%, 07/01/24; FHLMC:
   $16,396,948, 7.00%-8.00%, 12/01/22-12/01/26)
  50,000,000          7.50           01/02/97            50,000,000

Joint Repurchase Agreement Account
 351,600,000          6.58           01/02/97           351,600,000
-------------------------------------------------------------------
Total Repurchase Agreements                          $  601,600,000
-------------------------------------------------------------------
Total Investments                                    $1,230,446,987/(b)/
===================================================================

/(a)/Variable rate security-base index is either Federal Funds, Prime lending rate or one month LIBOR.

/(b)/The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

-------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
-------------------------------------------------------------------
Financial Square Tax-Free Money Market Fund

December 31, 1996

-------------------------------------------------------------------
 Principal          Interest           Maturity          Amortized
  Amount              Rate               Date              Cost
===================================================================
Alabama--4.8%
Columbia IDB PCRB for Alabama Power Co. Series 1995 (A-1/VMIG1)
$ 1,500,000          5.00%            01/01/97          $ 1,500,000
Jefferson County MF Hsg. Refunding RB for Hickory Knolls Project
   Series 1994  (Amsouth Bank LOC)(P-1)
  4,040,000          4.25             01/07/97            4,040,000
Jefferson County Sewer Revenue Warrants Series 1995 A (Bayerische
   Landesbank Girozentrale LOC)(A-1+/VMIG1)
 18,200,000          4.25             01/07/97           18,200,000
Parrish IDB PCRB for Alabama Power Co. Series 1994 A(A-1+/VMIG1)
  2,150,000          5.00             01/01/97            2,150,000
-------------------------------------------------------------------
                                                        $25,890,000
-------------------------------------------------------------------
Arizona--1.4%
Maricopa County PCRB for Southern California Edison Co.
   Series 1985 C(A-1/P-1)
$ 6,450,000          3.60%            03/12/97          $ 6,450,000
Phoenix IDA MF Hsg. VRDN for Del Mar Terrace Apartments (Bank of
   America LOC)(MIG1)
  1,300,000          4.15             01/07/97            1,300,000
-------------------------------------------------------------------
                                                        $ 7,750,000
-------------------------------------------------------------------
Arkansas--0.8%
Crossett City PCRB for Georgia Pacific Corp. Series 1991(Suntrust
   Bank LOC)(A-1/P-1)
$ 4,500,000          4.15%            01/07/97          $ 4,500,000
-------------------------------------------------------------------
California--5.0%
California RANS Index Series 1996-97 B(SP-1+/MIG1)
$16,000,000          3.47%            01/31/97          $16,000,000
California RANS VRDN Series 1996-97(SP-1+/VMIG1)
  4,300,000          4.00             01/07/97            4,300,000
California School Cash Reserve Program Authority Series 1996
   (MBIA)(MIG1)
  4,500,000          4.50             12/19/97            4,537,690
Los Angeles County TRANS Series 1996-97 A(Credit Suisse/Morgan
   Guaranty/Westdeutsche Landesbank Girozentrale/Bank of America/ Union Bank of Switzerland LOC)(SP-1/MIG1)
  2,080,000          4.50             01/07/97            2,087,107
-------------------------------------------------------------------
                                                        $26,924,797
-------------------------------------------------------------------
Colorado--1.0%
Colorado Health Facilities Authority Series 1992 C(A-1+/VMIG1)
$ 5,500,000          4.15%            01/07/97          $ 5,500,000
-------------------------------------------------------------------
District of Columbia--1.1%
District of Columbia VRDN ACES Series 1988 C (Bayerische
   Landesbank Girozentrale LOC)(A-1/VMIG1)
$ 6,100,000          4.10%            01/07/97          $ 6,100,000
-------------------------------------------------------------------
Florida--4.6%
Dade County Water & Sewer RB Series 1994 (FGIC)(A-1/VMIG1)
$ 3,700,000          4.00%            01/07/97          $ 3,700,000
Florida Local Government Pooled CP Notes (First Union National
   Bank of Florida LOC)(A-1/P-1)
 11,617,735          3.70             01/30/97           11,617,735
Jacksonville PCRB for Florida Power & Light Co. Series 1995
   (A-1+/VMIG1)
    600,000          5.25             01/01/97              600,000
Putnam County Development Authority for Seminole Electric Series
   1984 H VRDN (CFC)(A-1+/P-1)
  9,100,000          4.15             01/07/97            9,100,000
-------------------------------------------------------------------
                                                        $25,017,735
-------------------------------------------------------------------
Georgia--6.8%
Bartow County PCRB for Georgia Power Co. Series 1996(VMIG1)
$ 5,800,000          5.25%            01/01/97          $ 5,800,000
Burke County PCRB for Georgia Power Co. Second Series 1995
   (A-1/VMIG1)
    800,000          5.00             01/01/97              800,000
Burke County PCRB for Georgia Power Co. Series 1994(VMIG1)
  3,800,000          5.00             01/01/97            3,800,000
Burke County PCRB for Georgia Power Co. Series 1995(A+/VMIG1)
  3,400,000          5.00             01/01/97            3,400,000
  6,300,000          5.25             01/01/97            6,300,000
Floyd County PCRB for Georgia Power Co. Series 1996(A-1/VMIG1)
  3,000,000          5.00             01/01/97            3,000,000
Monroe County Development Authority for Georgia Power Scherer
   Project Series 1995(A-1/VMIG1)
  3,300,000          5.00             01/01/97            3,300,000
Municipal Electric Authority of Georgia Subordinate General
   Resolution Series 1985 B(Credit Suisse/Morgan Guaranty/Bayerische Landesbank Girozentrale LOC)(A-1+/VMIG1)
  4,575,000          3.55             03/06/97            4,575,000
  6,000,000          3.55             04/10/97            6,000,000
-------------------------------------------------------------------
                                                        $36,975,000
-------------------------------------------------------------------
Hawaii--0.7%
Hawaii Housing Finance and Development Authority MF Hsg.VRDN
   Series 1985 A(FHLB LOC)(A-1+)
$ 4,000,000          3.00%            01/07/97          $ 4,000,000
-------------------------------------------------------------------
-------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
---------------------------------------------------------------------
Financial Square Tax-Free Money Market Fund (continued)
December 31, 1996

-------------------------------------------------------------------
 Principal          Interest           Maturity          Amortized
  Amount              Rate               Date              Cost
===================================================================
Illinois--8.3%
Illinois Health Facilities Authority VRDN for Elmhurst Memorial
   Hospital Series 1993 B(VMIG1)
$ 8,900,000          5.30%            01/01/97          $ 8,900,000
Illinois Health Facilities Authority VRDN for Evangelical
   Hospitals Corp. Series 1985 A (First National Bank of Chicago
   LOC)(VMIG1)
  2,600,000          4.10             01/07/97            2,600,000
Illinois Health Facilities Authority VRDN for Healthcorp
   Affiliates Projects Series 1985 A (Northern Trust Company
   LOC)(VMIG1)
  2,700,000          4.15             01/07/97            2,700,000
Illinois Health Facilities Authority VRDN RB for Northwest
   Community Hospital Series 1995 (A-1+/VMIG1)
  5,000,000          4.20             01/01/97            5,000,000
Illinois Health Facilities Authority VRDN for Resurrection
   Healthcare(VMIG1)
  6,000,000          5.00             01/01/97            6,000,000
Illinois Health Facilities Authority VRDN Series 1985 C and D
   Revolving Fund Pooled Finance Program (First National Bank of Chicago LOC)(A-1/VMIG1)
 16,700,000          4.15             01/07/97           16,700,000
Sauget PCRB VRDN for Monsanto Series 1992(P-1)
  1,000,000          4.20             01/07/97            1,000,000
Sauget PCRB VRDN for Monsanto Series 1993(P-1)
  1,900,000          4.20             01/07/97            1,900,000
-------------------------------------------------------------------
                                                        $44,800,000
-------------------------------------------------------------------
Indiana--5.1%
Fort Wayne Hospital Authority VRDN for Parkview Memorial Hospital
   Series 1985 B (Bank of America LOC)(VMIG1)
$ 8,100,000          4.15%            01/07/97          $ 8,100,000
Indiana Hospital Equipment Financing Authority VRDN Series 1985 A
   (MBIA)(A-1/VMIG1)
  2,500,000          4.20             01/07/97            2,500,000
Jasper County PCRB for Nipsco Series 1994 A and C(A-1+/VMIG1)
  9,300,000          5.10             01/01/97            9,300,000
Warrick County PCRB for Aluminum Company of America Series
   1992(A-1)
  7,475,000          4.15%            01/07/97            7,475,000
-------------------------------------------------------------------
                                                        $27,375,000
-------------------------------------------------------------------
Iowa--2.0%
Chillicothe PCRB for Midwest Power Systems Series 1993 A
   (A-1/VMIG1)
$ 3,700,000          4.15%            01/07/97          $ 3,700,000
Muscatine County VRDN for Monsanto Corp. Series 1992(P-1)
  7,200,000          4.20             01/07/97            7,200,000
-------------------------------------------------------------------
                                                        $10,900,000
-------------------------------------------------------------------
Kentucky--0.6%
Calvert PCRB for Air Products and Chemicals, Inc. Project Series
   1993 A(A-1)
$ 3,000,000          4.20%            01/07/97          $ 3,000,000
-------------------------------------------------------------------
Maryland--2.1%
Anne Arundel County RB for Baltimore Gas & Electric Series 1985
   (A-1/VMIG1)
$ 1,000,000          3.65%            03/10/97          $ 1,000,000
  5,380,000          3.60             03/13/97            5,380,000
Baltimore County PCRB for Baltimore Gas & Electric Series 1985
   (A-1/VMIG1)
  5,000,000          3.70             01/15/97            5,000,000
-------------------------------------------------------------------
                                                        $11,380,000
-------------------------------------------------------------------
Massachusetts--0.7%
Massachusetts Bay Transportation Authority Series 1996 A Notes
   (SP-1/MIG2)
$ 4,000,000          3.75%            02/28/97          $ 4,002,951
-------------------------------------------------------------------
Michigan--1.0%
Michigan Job Development Authority VRDN for Mazda Motor
   Manufacturing Series 1985 (Sumitomo Bank)(VMIG1)
$ 1,400,000          4.25%            01/07/97          $ 1,400,000
Michigan State Strategic Fund Ltd. RB for Dow Chemical Series 1994
   (A-1/P-1)
  4,200,000          5.10             01/01/97            4,200,000
-------------------------------------------------------------------
                                                        $ 5,600,000
-------------------------------------------------------------------
Minnesota--1.9%
Minnesota State Higher Education Facility VRDN for Carleton
   College Series 3-L2(VMIG1)
$ 6,000,000          4.11%            01/07/97          $ 6,000,000
Port Authority of St. Paul VRDN for Weyerhauser Project Series 1993
   (A-1)
  4,000,000          4.21             01/07/97            4,000,000
-------------------------------------------------------------------
                                                        $10,000,000
-------------------------------------------------------------------

------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------
Financial Square Tax-Free Money Market Fund (continued)
December 31, 1996

-------------------------------------------------------------------
 Principal          Interest           Maturity          Amortized
  Amount              Rate               Date              Cost
===================================================================
Mississippi--0.6%
Grenada County Refunding RB VRDN for Georgia Pacific Corp. Series
   1994 (Sumitomo Bank LOC)(A1/P-1)
$ 1,000,000          4.30%            01/07/97          $ 1,000,000
Jackson County PCRB for Chevron USA, Inc. Series 1992(VMIG1)
  2,000,000          5.00             01/01/97            2,000,000
-------------------------------------------------------------------
                                                        $ 3,000,000
-------------------------------------------------------------------
Missouri--1.1%
Missouri Health & Educational Facility Authority VRDN for SSM
   Health Care Series 1995 B (MBIA)(AAA)
$ 4,500,000          4.10%            01/07/97          $ 4,500,000
Missouri State Environmental Improvement & Energy Resources
   Authority VRDN for Monsanto Corp. Series 1993(P-1)
  1,500,000          4.20             01/07/97            1,500,000
-------------------------------------------------------------------
                                                        $ 6,000,000
-------------------------------------------------------------------
New Jersey--3.1%
State of New Jersey TRANS Series 1997 A(A-1+/P-1)
$17,000,000          3.50%            03/11/97          $17,000,000
-------------------------------------------------------------------
New Mexico--0.9%
Albuquerque RB for Sisters of Charity Series 1992(A-1+/VMIG1)
$ 5,000,000          4.15%            01/07/97          $ 5,000,000
-------------------------------------------------------------------
New York--9.5%
Great Neck North Water Authority Water System RB Series 1993 A
   (FGIC)(A-1+/VMIG1)
$ 3,400,000          4.00%            01/07/97          $ 3,400,000
New York City GO Series 1994 B (Morgan Guaranty LOC)(A-1/VMIG1)
  2,800,000          4.50             01/01/97            2,800,000
New York City GO RANS Series 1997 A(SP-1+/VMIG1)
 26,000,000          4.50             04/15/97           26,060,135
New York City Municipal Water Finance Authority CP Notes Series 3
   (Toronto Dominion Bank/Bank of Nova Scotia LOC)(A-1+/P-1)
  7,500,000          3.50             03/11/97            7,500,000
New York City Municipal Water Finance Authority RB Series 1995 A
   (FGIC)(A-1+/VMIG1)
  2,900,000          4.70             01/01/97            2,900,000
New York State Local Government VRDN Series 1995 C (Landesbank
   Hessen-Thueringen Girozentrale LOC)(A-1+/VMIG1)
  3,900,000          4.00             01/07/97            3,900,000
New York State Local Government VRDN Series 1995 G (National
   Westminster Bank LOC)(A-1+/MIG1)
  4,550,000          3.85             01/07/97            4,550,000
-------------------------------------------------------------------
                                                        $51,110,135
-------------------------------------------------------------------
North Carolina--6.8%
Rockingham County PCRB for Philip Morris Company Series
   1992(A-1/P-1)
$ 7,700,000          4.15%            01/07/97          $ 7,700,000
Wake County PCRB for Carolina Power & Light Series 1990 A (Fuji
   Bank LOC)(A-2/P-1)
 18,870,000          3.55             02/10/97           18,870,000
Wake County PCRB for Carolina Power & Light Series 1990 B (Fuji
   Bank LOC)(A-2/P-1)
 10,000,000          3.75             02/13/97           10,000,000
-------------------------------------------------------------------
                                                        $36,570,000
-------------------------------------------------------------------
Ohio--2.2%
Columbus Electric System RB Series 1984 (Union Bank of Switzerland
   LOC)(VMIG1)
$12,000,000          3.35%            01/31/97          $12,000,000
-------------------------------------------------------------------
Oregon--1.7%
Portland Public Grain Elevator RB for Columbia Grain, Inc. Series
   1984 (Fuji Bank/Bank of Tokyo LOC)(VMIG1)
$ 9,450,000          4.25%            01/07/97          $ 9,450,000
-------------------------------------------------------------------
Pennsylvania--0.8%
Philadelphia TRANS Series 1996-7 A(SP-1/MIG1)
$ 4,500,000          4.50%            06/30/97          $ 4,511,725
-------------------------------------------------------------------
Puerto Rico--2.3%
Commonwealth of Puerto Rico TRANS Series 1997 A(SP-1+/MIG1)
$12,500,000          4.00%            07/30/97          $12,540,250
-------------------------------------------------------------------
South Carolina--1.1%
York County Floating/Fixed Rate PCRB Pooled Series 1984 N, North
   Carolina Electric Membership Corp. (CFC)(A-1+/MIG1)
$ 5,775,000          4.15%            01/07/97          $ 5,775,000
-------------------------------------------------------------------
Tennessee--0.6%
Blount County PCRB for Aluminum Company of America Series 1992
   (A-1)
$ 2,450,000          4.15%            01/07/97          $ 2,450,000
Bradley County VRDN for Olin Corp. Series 1993 C (Wachovia Bank of
   North Carolina LOC)(A-1+)
    600,000          5.25             01/01/97              600,000
-------------------------------------------------------------------
                                                        $ 3,050,000
-------------------------------------------------------------------

------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

Statement of Investments
-------------------------------------------------------------------
Financial Square Tax-Free Money Market Fund   (continued)

December 31, 1996

-------------------------------------------------------------------
 Principal          Interest           Maturity          Amortized
  Amount              Rate               Date              Cost
===================================================================

Texas--10.5%
Gulf Coast Waste Disposal Authority PCRB for Monsanto Corp. Series
   1996(P-1)
$ 5,300,000          4.20%            01/07/97          $ 5,300,000
Harris County Hospital RB for Children's Hospital Series 1989
   B-2(VMIG1)
 10,000,000          4.10             01/07/97           10,000,000
Harris County Toll Road Adjustable/Fixed Rate Series 1994 C
   (A-1+/VMIG1)
  1,500,000          4.05             01/07/97            1,500,000
Houston GO Series A(A-1+/P-1)
  5,000,000          3.50             03/12/97            5,000,000
Lower Colorado River Authority CP Notes Series C(A-1/P-1)
  7,000,000          3.50             03/13/97            7,000,000
San Antonio Electric & Gas Systems CP Notes Series A(A-1+/P-1)
 17,700,000          5.00             01/02/97           17,700,000
State of Texas TRANS Series 1996(SP-1+/MIG1)
 10,000,000          4.75             08/29/97           10,050,571
-------------------------------------------------------------------
                                                        $56,550,571
-------------------------------------------------------------------
Virginia--4.6%
Louisa IDA PCRB for Virginia Electric & Power Series 1984(A-1/P-1)
$ 3,900,000          3.65%            01/24/97          $ 3,900,000
  1,500,000          3.60             01/29/97            1,500,000
  4,000,000          3.60             02/18/97            4,000,000
Roanoke VRDN for Carilion Health Systems Hospital Series A(A-1)
  3,500,000          4.10             01/07/97            3,500,000
York County IDA PCRB for Virginia Electric & Power Series 1985
   (A-1/A3)
  9,000,000          3.70             01/14/97            9,000,000
  2,900,000          3.60             02/05/97            2,900,000
-------------------------------------------------------------------
                                                        $24,800,000
-------------------------------------------------------------------
Washington--4.4%
Washington Healthcare Facility Authority VRDN for Sisters of
  Providence Series 1985 B and E(A-1+/VMIG1)
$ 2,900,000          5.00%            01/01/97          $ 2,900,000
Washington Public Power Supply Project Electric RB Series 1993 A-2
   (Bank of America LOC)(A-1/VMIG1)
 20,880,000          4.10             01/07/97           20,880,000
-------------------------------------------------------------------
                                                        $23,780,000
-------------------------------------------------------------------
Wisconsin--1.5%
Milwaukee IDRB Multi-Modal for Pharmacia & Upjohn, Inc. Series
   1994(P-1)
$ 8,000,000          4.60%            01/07/97          $ 8,000,000
-------------------------------------------------------------------
Wyoming--0.3%
Converse County PCRB for Pacificorp. Series 1994(AMBAC)
   (A-1/VMIG1)
$ 1,700,000          5.00%            01/01/97          $ 1,700,000
-------------------------------------------------------------------
Total Investments                                      $540,553,164/(a)/
===================================================================

/(a)/ The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rates indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are unaudited.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.


------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Tax-Free Money Market Fund   (continued)
December 31, 1996

================================================================================
Investment Abbreviations:

ACES    --Adjustable Convertible Extendible
          Securities

AMBAC   --Insured by American Municipal Bond
          Assurance Corp.

CFC     --Unconditionally guaranteed by CFC, Cooperative Finance Corp.

CP      --Commercial Paper

FGIC    --Insured by Financial Guaranty Insurance Co.
FHLB    --Federal Home Loan Bank
GO      --General Obligation
IDA     --Industrial Development Authority
IDB     --Industrial Development Bond
IDRB    --Industrial Development Revenue Bond
LOC     --Letter of Credit
MBIA    --Insured by Municipal Bond Investors
          Assurance
MF Hsg. --Multi-Family Housing
PCRB    --Pollution Control Revenue Bond
RANS    --Revenue Anticipation Notes
RB      --Revenue Bond
TRANS   --Tax Revenue Anticipation Notes
VRDN    --Variable Rate Demand Note

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
December 31, 1996

-----------------------------------------------------------------------------------------------------------------------------------
                                                 Prime                             Treasury                              Tax-Free
                                              Obligations      Money Market       Obligations        Government        Money Market
                                                 Fund             Fund               Fund               Fund               Fund
                                            =======================================================================================
Assets:
Investments in securities, at value
   based on amortized cost                  $4,373,112,279    $2,964,020,412    $ 3,106,195,212     $1,230,446,987     $540,553,164
Interest receivable                             11,583,246        11,328,488          2,442,834          3,375,926        2,193,518
Cash                                                88,907            53,776             72,630             25,740          160,336
Deferred organization expenses, net                     --            21,473                 --                 --           39,662
Other assets                                       107,980            65,537            181,145            117,177           14,269
-----------------------------------------------------------------------------------------------------------------------------------
     Total assets                            4,384,892,412     2,975,489,686      3,108,891,821      1,233,965,830      542,960,949
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Dividends payable                               23,926,806        16,502,413         12,829,625          5,834,710        1,711,051
Accrued expenses and other liabilities             989,400           969,498            919,263            588,231          164,840
-----------------------------------------------------------------------------------------------------------------------------------
     Total liabilities                          24,916,206        17,471,911         13,748,888          6,422,941        1,875,891
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:
Paid in capital                              4,359,975,116     2,958,016,821      3,095,062,895      1,227,516,405      541,097,917
Accumulated undistributed net realized
   gain (loss) on investments                        1,090               954             80,038             26,484          (12,859)
===================================================================================================================================
     Net assets                             $4,359,976,206    $2,958,017,775     $3,095,142,933    $ 1,227,542,889     $541,085,058
===================================================================================================================================
Net asset value, offering and redemption
   price per share (net assets/shares
   outstanding)                                      $1.00             $1.00              $1.00              $1.00            $1.00
-----------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding:
FST shares                                   3,901,792,070     2,540,361,007      2,290,967,452        858,743,905      440,850,118
FST Administration shares                      215,900,253       165,764,727        536,903,385        145,103,169       51,661,795
FST Service shares                             115,154,059       234,380,537        220,555,465        223,556,901       19,855,446
FST Preferred shares                           127,128,734        17,510,550         46,636,593            112,430       28,730,558
-----------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest
   outstanding, $0.01 par value
   (unlimited number of shares
   authorized)                               4,359,975,116     2,958,016,821      3,095,062,895      1,227,516,405      541,097,917
===================================================================================================================================




--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Statements of Operations
For the Year Ended December 31, 1996

---------------------------------------------------------------------------------------------------------------------------------
                                                  Prime                             Treasury                         Tax-Free
                                               Obligations      Money Market      Obligations        Government    Money Market
                                                  Fund              Fund              Fund              Fund           Fund
                                               ==================================================================================
Investment income:
Interest income                                $273,607,363      $168,464,120      $ 130,875,226     $69,659,598      $19,750,787
---------------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment adviser fees                           3,751,933         2,295,135         1,818,328         961,337          420,548
Account administration fees                       6,503,286         3,978,642         3,152,251       1,667,071          728,870
Custodian fees                                      591,036           401,612           349,064         224,733           31,788
Registration fees                                   143,509           118,595           229,757         143,620           24,284
Trustee fees                                         78,242            51,602            31,550          16,933            9,385
Amortization of deferred organization expenses           --             9,065                --              --           15,626
Other                                               325,076           181,947           184,245          95,419           59,633
---------------------------------------------------------------------------------------------------------------------------------
     Total expenses                              11,393,082         7,036,598         5,765,195       3,109,113        1,290,134
     Less--Expenses reimbursable and fees
       waived by Goldman Sachs                   (2,388,496)       (1,598,929)       (1,400,520)       (800,866)        (302,339)
---------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                 9,004,586         5,437,669         4,364,675       2,308,247          987,795
     Administration share fees                      527,357           474,043         1,100,814         250,618          128,721
     Service share fees                             541,076           271,936           849,624       1,258,434           91,599
     Preferred share fees                            42,963             2,874            15,097             395           13,155
---------------------------------------------------------------------------------------------------------------------------------
     Net expenses and share fees                 10,115,982         6,186,522         6,330,210       3,817,694        1,221,270
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                           263,491,381       162,277,598       124,545,016      65,841,904       18,529,517
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)  on investment
   transactions                                     105,304           189,110           587,091         136,538           (5,995)
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
   operations                                  $263,596,685      $162,466,708      $125,132,107     $65,978,442      $18,523,522
==================================================================================================================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Financial Square Funds
-------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Year Ended December 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
                                               Prime                              Treasury                               Tax-Free
                                            Obligations       Money Market       Obligations         Government        Money Market
                                                Fund             Fund               Fund                Fund               Fund
                                           =========================================================================================
From Operations:
Net investment income                     $    263,491,381    $  162,277,598    $   124,545,016    $   65,841,904    $  18,529,517
Net realized gain (loss) on
   investment transactions                         105,304           189,110            587,091           136,538           (5,995)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase  in net assets
        resulting from operations              263,596,685       162,466,708        125,132,107        65,978,442       18,523,522
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
   FST shares                                 (245,389,523)     (149,928,272)       (93,857,124)      (48,867,861)     (15,981,710)
   FST Administration shares                   (10,697,750)       (9,558,151)       (21,870,105)       (5,023,737)      (1,593,538)
   FST Service shares                           (5,164,431)       (2,628,897)        (8,020,699)      (11,930,553)        (522,532)
   FST Preferred shares                         (2,239,677)         (162,278)          (797,088)          (19,753)        (431,737)
Net realized gain on investment transactions
   FST shares                                     (128,847)         (173,838)          (385,734)          (81,682)              --
   FST Administration shares                        (5,617)          (11,082)           (89,882)           (8,397)              --
   FST Service shares                               (2,712)           (3,048)           (32,963)          (19,942)              --
   FST Preferred shares                             (1,177)             (188)            (3,276)              (33)              --
------------------------------------------------------------------------------------------------------------------------------------
     Total distributions to
        shareholders                          (263,629,734)     (162,465,754)      (125,056,871)      (65,951,958)     (18,529,517)
------------------------------------------------------------------------------------------------------------------------------------
From share transactions (at $1.00 per share):
Proceeds from sales of shares               48,481,127,400    44,257,102,764     20,383,057,696    14,111,648,633    4,669,259,507
Reinvestment of dividends and
   distributions                               126,514,648        91,077,089         45,060,831        21,912,928        6,495,873
Cost of shares repurchased                 (47,756,596,271)  (43,600,991,427)   (19,343,068,853)  (13,746,823,336)  (4,623,830,243)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets
        resulting from share
        transactions                           851,045,777       747,188,426      1,085,049,674       386,738,225       51,925,137
------------------------------------------------------------------------------------------------------------------------------------
     Total increase                            851,012,728       747,189,380      1,085,124,910       386,764,709       51,919,142
Net Assets:
Beginning of year                            3,508,963,478     2,210,828,395      2,010,018,023       840,778,180      489,165,916
------------------------------------------------------------------------------------------------------------------------------------
End of year                               $  4,359,976,206    $2,958,017,775    $ 3,095,142,933    $1,227,542,889    $ 541,085,058
====================================================================================================================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Statements of Changes in Net Assets

For the Year Ended December 31, 1995


------------------------------------------------------------------------------------------------------------------------------------
                                              Prime                               Treasury                              Tax-Free
                                           Obligations       Money Market       Obligations         Government        Money Market
                                              Fund               Fund               Fund               Fund               Fund
                                           =========================================================================================
From Operations:
Net investment income                   $     247,196,840  $     136,963,014  $     79,821,378   $     38,042,394   $    13,622,900
Net realized gain (loss) on
   investment transactions                         95,511              7,374           781,869             65,308            (6,864)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets
        resulting from operations             247,292,351        136,970,388        80,603,247         38,107,702        13,616,036
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
   FST shares                                (236,894,656)      (130,522,374)      (63,729,881)       (34,713,840)      (12,702,550)
   FST Administration shares                   (7,108,569)        (6,351,769)       (9,995,927)        (2,917,098)         (455,025)
   FST Service shares                          (3,193,615)           (88,871)       (6,095,570)          (411,456)         (465,325)
Net realized gain on investment transactions
   FST shares                                     (55,079)            (9,474)         (612,499)           (59,324)               --
   FST Administration shares                       (4,463)              (504)          (99,062)            (5,878)               --
   FST Service shares                              (1,830)                --           (62,143)              (106)               --
------------------------------------------------------------------------------------------------------------------------------------
     Total distributions to shareholders     (247,258,212)      (136,972,992)      (80,595,082)       (38,107,702)      (13,622,900)
------------------------------------------------------------------------------------------------------------------------------------
From share transactions (at $1.00 per share):
Proceeds from sales of shares              35,913,627,249     33,159,975,346    12,055,344,504      8,904,113,596     3,459,116,162
Reinvestment of dividends and
   distributions                               88,104,801         69,894,471        14,492,584         15,345,902         3,954,598
Cost of shares repurchased                (35,375,137,049)   (31,948,570,256)  (11,181,309,002)    (8,391,284,391)   (3,161,776,879)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets
        resulting from share transactions     626,595,001      1,281,299,561       888,528,086        528,175,107       301,293,881
------------------------------------------------------------------------------------------------------------------------------------
     Total increase                           626,629,140      1,281,296,957       888,536,251        528,175,107       301,287,017
Net Assets:
Beginning of year                           2,882,334,338        929,531,438     1,121,481,772        312,603,073       187,878,899
------------------------------------------------------------------------------------------------------------------------------------
End of year                             $   3,508,963,478  $   2,210,828,395  $  2,010,018,023   $    840,778,180   $   489,165,916
====================================================================================================================================
Summary of Share Transactions (at $1.00 per share):
FST Shares:
   Shares sold                             34,469,057,699     31,539,337,948     8,859,672,375      8,279,786,329     3,135,487,639
   Reinvestment of dividends and
      distributions                            85,898,572         66,409,325        11,189,134         14,336,357         3,262,842
   Shares repurchased                     (34,034,050,903)   (30,399,518,678)   (8,241,356,158)    (7,808,586,957)   (2,873,945,734)
------------------------------------------------------------------------------------------------------------------------------------
                                              520,905,368      1,206,228,595       629,505,351        485,535,729       264,804,747
------------------------------------------------------------------------------------------------------------------------------------
FST Administration shares:
   Shares sold                                721,501,944      1,608,362,145     1,309,118,844        331,435,289       110,334,205
   Reinvestment of dividends and
      distributions                               761,953          3,443,404           845,389            785,525           320,945
   Shares repurchased                        (640,480,667)    (1,540,953,481)   (1,108,896,222)      (304,089,584)      (91,758,941)
------------------------------------------------------------------------------------------------------------------------------------
                                               81,783,230         70,852,068       201,068,011         28,131,230        18,896,209
------------------------------------------------------------------------------------------------------------------------------------
FST Service shares:
   Shares sold                                723,067,606         12,275,253     1,886,553,285        292,891,978       213,294,318
   Reinvestment of dividends and
      distributions                             1,444,276             41,742         2,458,061            224,020           370,811
   Shares repurchased                        (700,605,479)        (8,098,097)   (1,831,056,622)      (278,607,850)     (196,072,204)
------------------------------------------------------------------------------------------------------------------------------------
                                               23,906,403          4,218,898        57,954,724         14,508,148        17,592,925
------------------------------------------------------------------------------------------------------------------------------------
Net increase in shares                        626,595,001      1,281,299,561       888,528,086        528,175,107       301,293,881
====================================================================================================================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
December 31, 1996


--------------------------------------------------------------------------------
1.  Organization
Goldman Sachs Money Market Trust (the "Trust"), a business trust organized under the laws of the Commonwealth of Massachusetts on December 6, 1978, includes the Financial Square Funds, collectively "the Funds" or individually a "Fund". The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Financial Square consists of seven diversified funds: Prime Obligations, Money Market, Treasury Obligations, Government, Tax-Free Money Market , Municipal Money Market (inactive) and Money Market Plus (inactive). The Financial Square Funds offer four classes of shares:
FST shares, FST Administration shares, FST Service shares and FST Preferred shares. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.  Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

A.  Investment Valuation--
--------------------------
Each Fund uses the amortized-cost method for valuing portfolio securities which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B.  Interest Income--
---------------------
Interest income is determined on the basis of interest accrued, premium amortized and discount earned.

C.  Federal Taxes--
-------------------
It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable and tax-exempt income to shareholders. Accordingly, no federal tax provisions are required.
    The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.
    At December 31, 1996, the Funds' tax year end, the Tax-Free Money Market Fund had approximately $13,000 of capital loss carryforward for U.S. Federal tax purposes. This capital loss carryforward expires in the year 2004.

D.  Deferred Organization Expenses--
------------------------------------
Organization-related costs are being amortized on a straight-line basis over a period of five years.

E.  Expenses--
--------------
Expenses incurred by the Funds that do not specifically relate to an individual fund are allocated to the Funds based on each Fund's relative average net assets for the period.
    Shareholders of FST Administration, FST Service and FST Preferred shares bear all expenses and fees paid to service organizations for their services with respect to such shares as well as other expenses (subject to expense limitations) that are directly attributable to such shares.

3.  Agreements
Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser pursuant to an Investment Advisory Agreement. Under the Investment Advisory Agreement, GSAM, subject to general

--------------------------------------------------------------------------------

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
December 31, 1996


--------------------------------------------------------------------------------
supervision of the Trust's Board of Trustees, manages the portfolios of the Funds. As compensation for the services rendered under the Investment Advisory Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .075% of each Fund's average daily net assets. These amounts are included in "Accrued expenses and other liabilities" in the accompanying Statements of Assets and Liabilities.
    Until further notice, GSAM has voluntarily agreed to limit certain of each of the Fund's expenses (excluding advisory fees, account administration fees, service organization fees, taxes, interest, brokerage commissions and extraordinary expenses) to the extent that such expenses exceed .01% per annum of that Fund's average daily net assets. These amounts are included in "Other assets" in the accompanying Statements of Assets and Liabilities.
    GSAM also serves as administrator pursuant to an Administration Agreement. Under the Administration Agreement, GSAM administers each Fund's business affairs, including providing facilities and transfer agency services. As compensation for the services rendered under the Administration Agreement, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .13% of each Fund's average daily net assets. These amounts are included in "Accrued expenses and other liabilities" in the accompanying Statements of Assets and Liabilities.
    Goldman Sachs serves as the Distributor of shares of the Funds pursuant to a Distribution Agreement and receives no fee. The following chart outlines the waivers and reimbursements for the year ended December 31, 1996 and amounts owed to affiliates and due from GSAM at December 31, 1996 (in thousands):

----------------------------------------------------------------------
                   Adviser   Expense             Amounts   Amounts
                     Fee    Reimburs-            due to    due from
Fund               Waived    ements     Total     GSAM      GSAM
---------------------------------------------------------------------
Prime
  Obligations
  Fund             $1,751     $637     $2,388     $777       $108
---------------------------------------------------------------------
Money
  Market
  Fund              1,142      457      1,599      552         65
---------------------------------------------------------------------
Treasury
  Obligations
  Fund                848      553      1,401      419        155
---------------------------------------------------------------------
Government
  Fund                449      352        801      197        117
---------------------------------------------------------------------
Tax-Free
  Money
  Market
  Fund                217       85        302       86         13
---------------------------------------------------------------------

4.  Administration, Service and Preferred Plans
The Funds have adopted Administration, Service and Preferred Plans to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Administration, Service and Preferred Plans provide for compensation to the service organizations in an amount up to .25% , .50% and
 .10% (on an annualized basis), respectively, of the average daily net asset value of the respective shares.

5.    Line of Credit Facility
The Funds participate in a $250,000,000 uncommitted, unsecured revolving line of credit facility to be used solely for temporary or emergency purposes. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. During the year ended December 31, 1996, the Funds did not have any borrowings under this facility.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
6. Repurchase Agreements
During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Fund's custodian.

7. Joint Repurchase Agreement Accounts
The Funds, together with other registered investment companies having advisory agreements with GSAM or its affiliates, transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in one or more repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury obligations.
   At December 31, 1996, the Prime Obligations, Money Market, Treasury Obligations and Government Funds had undivided interests in the repurchase agreements in the following joint account, which equaled $297,900,000, $205,200,000, $1,419,100,000 and $351,600,000 in principal amount, respectively.
At December 31, 1996, the repurchase agreements in this joint account, along with the corresponding underlying securities (including the type of security, market value, interest rate and maturity date), were as follows:

--------------------------------------------------------------------------
Principal             Interest        Maturity                 Amortized
Amount                  Rate            Date                      Cost
--------------------------------------------------------------------------

Repurchase Agreements
BT Securities Corp., dated 12/31/96, repurchase price $200,061,111 (U.S.
   Treasury Notes: $154,133,720, 5.75%-6.38%, 08/31/97-04/30/01; U.S.
   Treasury Bills: $48,126,398, 06/12/97)
$ 200,000,000           5.50%          01/02/97             $  200,000,000

Chase Securities, Inc., dated 12/31/96, repurchase price $1,000,369,444
   (U.S. Treasury Notes: $1,020,003,399, 5.00%-9.13%, 11/15/97-5/31/99)
1,000,000,000           6.65           01/02/97              1,000,000,000

Citicorp. Securities, Inc., dated 12/31/96, repurchase price $100,034,722
   (U.S. Treasury Notes: $101,974,154, 5.88%-7.50%, 03/31/98-11/15/01)
100,000,000             6.25           01/02/97                100,000,000

Morgan Stanley & Co., dated 12/31/96, repurchase price $1,200,450,000
   (U.S. Treasury Notes: $954,150,236, 6.00%-6.25%, 07/31/98-09/30/98;
   U.S. Treasury Bills: $270,396,330, 01/23/97-10/16/97)
1,200,000,000           6.75           01/02/97              1,200,000,000

Swiss Bank Corp., dated 12/31/96, repurchase price $140,846,933 (U.S.
   Treasury Notes: $129,531,177, 4.75%-8.88%, 01/15/97-08/15/03; U.S.
   Treasury Bills: $14,639,156, 01/30/97-06/26/97)
140,800,000             6.00           01/02/97                140,800,000

Swiss Bank Corp., dated 12/31/96, repurchase price $400,150,000 (U.S.
   Treasury Notes: $367,986,300, 4.75%-8.88%, 01/15/97-08/15/03; U.S.
   Treasury Bills: $41,588,512, 01/30/97-06/26/97)
400,000,000             6.75           01/02/97                400,000,000
--------------------------------------------------------------------------
Total Joint Repurchase Agreement Account                    $3,040,800,000
==========================================================================

8.  Other Matters
Pursuant to an SEC exemptive order, each taxable Fund may enter into certain principal transactions, including repurchase agreements, with Goldman, Sachs & Co. subject to certain limitations as follows: 25% of eligible security transactions, as defined, and 10% of repurchase agreement transactions.

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Notes to Financial Statements   (continued)
December 31, 1996

--------------------------------------------------------------------------------
9.  Summary of Share Transactions
Share activity for the year ended December 31, 1996 is as follows:

                                                                                                                      Tax-Free
                                   Prime Obligations     Money Market         Treasury            Government        Money Market
                                         Fund               Fund          Obligations Fund           Fund               Fund
                                   ------------------------------------------------------------------------------------------------
FST Shares:
Shares sold                         44,941,258,260      41,611,799,874      15,303,462,361      11,674,849,553      4,186,677,890
Reinvestment of dividends and
   distributions                       120,569,689          84,724,371          33,617,264          19,640,980          4,879,667
Shares repurchased                 (44,455,790,432)    (41,225,360,339)    (14,633,812,470)    (11,579,631,835)    (4,199,081,918)
                                   ------------------------------------------------------------------------------------------------
                                       606,037,517         471,163,906         703,267,155         114,858,698         (7,524,361)

FST Administration Shares:
Shares sold                          1,718,885,581       2,097,089,351       2,868,056,191       1,074,614,378        177,906,627
Reinvestment of dividends and
   distributions                         2,721,453           5,879,304           4,640,302           1,055,828            844,377
Shares repurchased                  (1,653,602,695)     (2,074,616,324)     (2,618,986,546)     (1,012,951,862)      (148,027,716)
                                   ------------------------------------------------------------------------------------------------
                                        68,004,339          28,352,331         253,709,947          62,718,344         30,723,288

FST Service Shares:
Shares sold                          1,442,987,405         470,852,368       2,117,230,142       1,353,982,373        239,131,409
Reinvestment of dividends and
   distributions                         3,217,249             397,187           6,330,034           1,208,640            449,321
Shares repurchased                  (1,396,329,467)       (241,087,916)     (2,042,124,197)     (1,146,142,260)      (239,585,078)
                                   ------------------------------------------------------------------------------------------------
                                        49,875,187         230,161,639          81,435,979         209,048,753             (4,348)

FST Preferred Shares:
Shares sold                            377,996,154          77,361,171          94,309,002           8,202,329         65,543,581
Reinvestment of dividends and
   distributions                             6,257              76,227             473,231               7,480            322,508
Shares repurchased                    (250,873,677)        (59,926,848)        (48,145,640)         (8,097,379)       (37,135,531)
                                   ------------------------------------------------------------------------------------------------
                                       127,128,734          17,510,550          46,636,593             112,430         28,730,558
                                   ------------------------------------------------------------------------------------------------
Net increase in shares                 851,045,777         747,188,426       1,085,049,674         386,738,225         51,925,137
                                   ================================================================================================

--------------------------------------------------------------------------------

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund
--------------------------------------------------------------------------------

                                                   Income from investment operations
                                                --------------------------------------
                                                                                                                       Ratio of net
                                 Net asset              Net realized     Total                     Net asset           expenses to
                                 value at      Net         gain        income from   Distributions value at              average
                                 beginning  investment  on investment  investment        to           end      Total       net
                                 of period    income     transactions   operations   shareholders   of period return(a)   assets
                                 ---------------------------------------------------------------------------------------------------
For the Year Ended December 31,
-------------------------------
1996-FST shares .................    $1.00     $0.0529   $--            $0.0529      $(0.0529)       $1.00      5.41%      0.18%
1996-FST Preferred shares/(c)/...     1.00      0.0346    --             0.0346       (0.0346)        1.00      5.28/(b)/  0.28/(b)/
1996-FST Administration shares ..     1.00      0.0506    --             0.0506       (0.0506)        1.00      5.14       0.43
1996-FST Service shares .........     1.00      0.0478    --             0.0478       (0.0478)        1.00      4.88       0.68

1995-FST shares .................     1.00      0.0586    --             0.0586       (0.0586)        1.00      6.02       0.18
1995-FST Administration shares ..     1.00      0.0559    --             0.0559       (0.0559)        1.00      5.75       0.43
1995-FST Service shares .........     1.00      0.0533    --             0.0533       (0.0533)        1.00      5.49       0.68

For the Period Ended December 31,
---------------------------------

1994-FST shares/(d)/.............     1.00      0.0401    --             0.0401       (0.0401)        1.00      4.38/(b)/  0.18/(b)/
1994-FST Administration shares/(d)/   1.00      0.0383    --             0.0383       (0.0383)        1.00      4.12/(b)/  0.43/(b)/
1994-FST Service shares/(d)/.....     1.00      0.0364    --             0.0364       (0.0364)        1.00      3.86/(b)/  0.68/(b)/

For the Years Ended January 31,
-------------------------------

1994-FST shares .................     1.00      0.0311    0.0002         0.0313       (0.0313)        1.00      3.18       0.17
1994-FST Administration shares ..     1.00      0.0286    0.0002         0.0288       (0.0288)        1.00      2.92       0.42
1994-FST Service shares .........     1.00      0.0261    0.0002         0.0263       (0.0263)        1.00      2.66       0.67

1993-FST shares .................     1.00      0.0360    0.0007         0.0367       (0.0367)        1.00      3.75       0.18
1993-FST Administration shares/(e)/   1.00      0.0068    0.0001         0.0069       (0.0069)        1.00      3.02/(b)/  0.44/(b)/
1993-FST Service shares .........     1.00      0.0301    0.0007         0.0308       (0.0308)        1.00      3.23       0.68

1992-FST shares .................     1.00      0.0572    0.0002         0.0574       (0.0574)        1.00      5.99       0.18
1992-FST Service shares (e)......     1.00      0.0027    --             0.0027       (0.0027)        1.00      4.10/(b)/  0.66/(b)/

For the Period March 8, 1990 (f)
--------------------------------
through January 31,
-------------------

1991-FST shares .................     1.00      0.0727    --             0.0727       (0.0727)        1.00      8.27/(b)/  0.18/(b)/

                                                          Ratios assuming no
                                                         waiver of fees and no
                                                          expense limitations
                                                     ----------------------------
                                             Net                     Ratio of net
                                          assets at    Ratio of       investment
                                             end      expenses to      income to
                                          of period   average net     average net
                                          (in 000's)    assets          assets
                                         ----------------------------------------
For the Year Ended December 31,
-------------------------------
1996-FST shares .................         $3,901,797      0.23%           5.24%
1996-FST Preferred shares/(c)/...            127,126      0.33/(b)/       5.14/(b)/
1996-FST Administration shares ..            215,898      0.48            5.01
1996-FST Service shares .........            115,154      0.73            4.73

1995-FST shares .................          3,295,791      0.22            5.82
1995-FST Administration shares ..            147,894      0.47            5.55
1995-FST Service shares .........             65,278      0.72            5.29

For the Period Ended December 31,
---------------------------------

1994-FST shares/(d)/.............          2,774,849      0.24/(b)/       4.32/(b)/
1994-FST Administration shares/(d)/           66,113      0.49/(b)/       4.12/(b)/
1994-FST Service shares/(d)/.....             41,372      0.74/(b)/       3.92/(b)/

For the Years Ended January 31,
-------------------------------

1994-FST shares .................          1,831,413      0.25            3.03
1994-FST Administration shares ..             35,250      0.50            2.78
1994-FST Service shares .........             14,001      0.75            2.53

1993-FST shares .................            813,126      0.25            3.53
1993-FST Administration shares/(e)/            1,124      0.52/(b)/       2.88/(b)/
1993-FST Service shares .........                336      0.75            2.94

1992-FST shares .................            917,073      0.27            5.63
1992-FST Service shares/(e)/.....                118      0.74/(b)/       4.02/(b)/

For the Period March 8, 1990/(f)/
---------------------------------
through January 31,
-------------------

1991-FST shares .................            578,495      0.28/(b)/       7.94/(b)/

---------------

/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

/(b)/Annualized.

/(c)/FST Preferred share activity commenced on May 1, 1996.

/(d)/The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

/(e)/FST Administration share and FST Service share activity commenced during November of 1992 and January of 1992, respectively.

/(f)/Commencement of operations.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund
--------------------------------------------------------------------------------


                                                   Income from investment operations
                                                   =================================
                                      Net Asset                Net realized       Total                         Net asset
                                       value at       Net          gain        income from     Distributions     value at
                                      beginning   investment   on investment    investment          to             end
                                      of period     income     transactions     operations     shareholders     of period
                                     =========================================================================================
For the Year Ended December 31,
===============================
1996-FST shares .................      $1.00        $0.0533      $0.0001         $0.0534        $(0.0534)        $1.00
1996-FST Preferred shares/(c)/...       1.00         0.0348           --          0.0348         (0.0348)         1.00
1996-FST Administration shares ..       1.00         0.0504       0.0001          0.0505         (0.0505)         1.00
1996-FST Service shares .........       1.00         0.0484           --          0.0484         (0.0484)         1.00

1995-FST shares .................       1.00         0.0589           --          0.0589         (0.0589)         1.00
1995-FST Administration shares ..       1.00         0.0561           --          0.0561         (0.0561)         1.00
1995-FST Service shares/(d)/.....       1.00         0.0231           --          0.0231         (0.0231)         1.00

For the Period Ended December 31,
=================================

1994-FST shares/(d)/.............       1.00         0.0305           --          0.0305         (0.0305)         1.00
1994-FST Administration shares
   /(d)/.........................       1.00         0.0298           --          0.0298         (0.0298)         1.00

                                                                                                       Ratios assuming no
                                                                                                      waiver of fees and no
                                                                                                       expense limitations
                                                                                                  ============================
                                                                  Ratio of net         Net                        Ratio of net
                                                    Ratio of net   investment       assets at       Ratio of      investment
                                                    expenses to    income to          end          expenses to     income to
                                       Total        average net    average net     of period       average net    average net
                                     return/(a)/      assets         assets        (in 000's)        assets         assets
                                    ==========================================================================================
For the Year Ended December 31,
===============================
1996-FST shares..................     5.45%           0.18%         5.33%           $2,540,366      0.23%           5.28%
1996-FST Preferred shares/(c)/...     5.31/(b)/       0.28/(b)/     5.23/(b)/           17,510      0.33/(b)/       5.18/(b)/
1996-FST Administration shares...     5.19            0.43          5.04               165,766      0.48            4.99
1996-FST Service shares..........     4.93            0.68          4.84               234,376      0.73            4.79

1995-FST  shares.................     6.07            0.15          5.89             2,069,197      0.23            5.81
1995-FST Adminstration shares....     5.80            0.40          5.61               137,412      0.48            5.53
1995-FST Services shares/(d)/....     5.41/(b)/       0.65/(b)/     4.93/(b)/            4,219      0.73/(b)/       4.85/(b)/

For the Period Ended December 31,
=================================
1994-FST shares/(d)/.............     4.91/(b)/       0.11/(b)/     4.88/(b)/          862,971      0.25/(b)/       4.74/(b)/
1994-FST Adminstration shares/(d)/    4.65/(b)/       0.36/(b)/     4.82/(b)/           66,560      0.50/(b)/       4.68/(b)/

------------------
/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/Annualized.
/(c)/FST Preferred share activity commenced on May 1, 1996.
/(d)/FST, FST Adminstration and FST Service share activity commenced May 18,
     1994, May 20, 1994 and July 14, 1995, respectively.



--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund
--------------------------------------------------------------------------------

                                           Income from investment operations
                                         -------------------------------------
                                   Net                      Net          Total
                                  asset                   realized      income                     Net asset
                                 value at      Net       gain (loss)     from      Distributions   value at
                                 beginning  investment   investment   investment        to          end of      Total
                                 of period   income     transactions  operations    unitholders     period     return /(a)/
                                 ------------------------------------------------------------------------------------------
For the Year Ended December 31,
-------------------------------
1996-FST shares .................    $1.00    $0.0522     $0.0003      $0.0525      $(0.0524)      $1.00        5.35%
1996-FST Preferred shares/(c)/...     1.00     0.0342      0.0001       0.0343       (0.0343)       1.00        5.24/(b)/
1996-FST Administration shares ..     1.00     0.0497      0.0002       0.0499       (0.0498)       1.00        5.09
1996-FST Service shares .........     1.00     0.0472      0.0002       0.0474       (0.0474)       1.00        4.83

1995-FST shares .................     1.00     0.0573      0.0005       0.0578       (0.0578)       1.00        5.96
1995-FST Administration shares ..     1.00     0.0547      0.0005       0.0552       (0.0552)       1.00        5.69
1995-FST Service shares .........     1.00     0.0521      0.0005       0.0526       (0.0526)       1.00        5.43

For the Year Ended December 31,
-------------------------------
1994-FST shares/(d)/.............     1.00     0.0379     (0.0001)      0.0378       (0.0378)       1.00        4.23/(b)/
1994-FST Administration shares
  /(d)/..........................     1.00     0.0388     (0.0001)      0.0387       (0.0387)       1.00        3.97/(b)/
1994-FST Service shares/(d)/.....     1.00     0.0349     (0.0001)      0.0348       (0.0348)       1.00        3.71/(b)/

For the Year Ended December 31,
-------------------------------
1994-FST shares .................     1.00     0.0301      0.0007       0.0308       (0.0307)       1.00        3.11
1994-FST Administration shares ..     1.00     0.0276      0.0006       0.0282       (0.0281)       1.00        2.85
1994-FST Service shares .........     1.00     0.0251      0.0008       0.0259       (0.0256)       1.00        2.60

1993-FST shares .................     1.00     0.0342      0.0012       0.0354       (0.0355)       1.00        3.69
1993-FST Administration shares
  /(e)/..........................     1.00     0.0009          --       0.0009       (0.0009)       1.00        2.83/(b)/
1993-FST Service shares .........     1.00     0.0296      0.0016       0.0312       (0.0309)       1.00        3.17

1992-FST shares .................     1.00     0.0549      0.0015       0.0564       (0.0561)       1.00        5.84
1992-FST Service shares/(e)/.....     1.00     0.0113      0.0006       0.0119       (0.0116)       1.00        4.47/(b)/

For the Period March 8, 1990/(f)/through January 31,
-------------------------------------------
1991-FST shares .................     1.00     0.0600      0.0006       0.0606       (0.0605)       1.00        8.06/(b)/


                                                                                      Ratios assuming no
                                                                                     waiver of fees and no
                                                                                      expense limitations
                                                                                  ----------------------------
                                                   Ratio of net       Net                         Ratio of net
                                   Ratio of net     investment     assets at     Ratio of net     investment
                                   expenses to      income to         end        expenses to       income to
                                   average net     average net     period of     average net      average net
                                     assets          assets        (in 000's)      assets           assets
                                   ---------------------------------------------------------------------------
For the Year Ended December 31,
-------------------------------
1996-FST shares .................    0.18%           5.22%       $2,291,051         0.24%             5.16%
1996-FST Preferred shares/(c)/...    0.28/(b)/       5.11/(b)/       46,637         0.34/(b)/         5.05/(b)/
1996-FST Administration shares ..    0.43            4.97           536,895         0.49              4.91
1996-FST Service shares .........    0.68            4.72           220,560         0.74              4.66

1995-FST shares .................    0.18            5.73         1,587,715         0.23              5.68
1995-FST Administration shares ..    0.43            5.47           283,186         0.48              5.42
1995-FST Service shares .........    0.68            5.21           139,117         0.73              5.16

For the Period Ended December 31,
-------------------------------
1994-FST shares/(d)/.............    0.18/(b)/       4.13/(b)/      958,196         0.25/(b)/         4.06/(b)/
1994-FST Administration shares
  /(d)/..........................    0.43/(b)/       4.24/(b)/       82,124         0.50/(b)/         4.17/(b)/
1994-FST Service shares/(d)/.....    0.68/(b)/       3.82/(b)/       81,162         0.75/(b)/         3.75/(b)/

For the Years Ended January 31,
-------------------------------
1994-FST shares .................    0.17            3.01           812,420         0.24              2.94
1994-FST Administration shares ..    0.42            2.76            24,485         0.49              2.69
1994-FST Service shares .........    0.67            2.51            35,656         0.74              2.44

1993-FST shares .................    0.18            3.42           776,181         0.26              3.34
1993-FST Administration shares
  /(e)/..........................    0.43/(b)/       2.83/(b)/            1         0.51/(b)/         2.75/(b)/
1993-FST Service shares .........    0.68            2.96             5,155         0.76              2.88

1992-FST shares .................    0.18            5.49           413,171         0.28              5.39
1992-FST Service shares/(e)/.....    0.68/(b)/       3.77/(b)/        3,634         0.78/(b)/         3.67/(b)/

For the Period March 8, 1990/(f)/through January 31,
-----------------------------------
1991-FST shares .................    0.21/(b)/       7.74/(b)/      229,988         0.34/(b)/         7.61/(b)/

----------------

/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/Annualized.
/(c)/FST Preferred share activity commenced on May 1, 1996.
/(d)/The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
/(e)/FST Administration and FST Service share activity commenced during January of 1993 and October of 1991, respectively.
/(f)/Commencement of operations.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund
--------------------------------------------------------------------------------

                                           Income from investment operations
                                         -------------------------------------
                                   Net                      Net          Total
                                  asset                   realized      income                     Net asset
                                 value at      Net         gain on       from      Distributions   value at
                                 beginning  investment   investment   investment        to          end of      Total
                                 of period   income     transactions  operations    unitholders     period     return /(a)/
                                 ------------------------------------------------------------------------------------------
For the Year Ended December 31,
-------------------------------
1996-FST shares .................    $1.00    $0.0525     $0.0001       $0.0526      $(0.0526)      $1.00        5.38%
1996-FST Preferred shares/(c)/...     1.00     0.0344      0.0001        0.0345       (0.0345)       1.00        5.26/(b)/
1996-FST Administration shares ..     1.00     0.0501      0.0001        0.0502       (0.0502)       1.00        5.12
1996-FST Service shares .........     1.00     0.0474      0.0001        0.0475       (0.0475)       1.00        4.86

1995-FST shares .................     1.00     0.0581      0.0001        0.0582       (0.0582)       1.00        6.00
1995-FST Administration shares ..     1.00     0.0554      0.0001        0.0555       (0.0555)       1.00        5.74
1995-FST Service shares/(d)/.....     1.00     0.0320          --        0.0320       (0.0320)       1.00        5.40/(b)/

For the Period Ended December 31,
---------------------------------

1994-FST shares/(e)/.............     1.00     0.0424          --        0.0424       (0.0424)       1.00        4.36/(b)/
1994-FST Administration shares
  /(e)/..........................     1.00     0.0426          --        0.0426       (0.0426)       1.00        4.10/(b)/

For the Period Ended January 31,
-------------------------------

1993-FST shares/(d)/.............     1.00     0.0256      0.0001        0.0257       (0.0257)       1.00        3.14/(b)/
1993-FST Administration shares
  /(d)/..........................     1.00     0.0120      0.0001        0.0121       (0.0121)       1.00        2.87/(b)/


                                                                                      Ratios assuming no
                                                                                     waiver of fees and no
                                                                                      expense limitations
                                                                                  ----------------------------
                                                   Ratio of net       Net                         Ratio of net
                                   Ratio of net     investment     assets at     Ratio of net     investment
                                   expenses to      income to         end        expenses to       income to
                                   average net     average net     period of     average net      average net
                                     assets          assets        (in 000's)      assets           assets
                                   ---------------------------------------------------------------------------

For the Year Ended December 31,
-------------------------------
1996-FST shares .................    0.18%           5.25%          $858,769        0.24%             5.19%
1996-FST Preferred shares/(c)/...    0.28/(b)/       5.14/(b)/           112        0.34/(b)/         5.08/(b)/
1996-FST Administration shares ..    0.43            5.01            145,108        0.49              4.95
1996-FST Service shares .........    0.68            4.74            223,554        0.74              4.68

1995-FST shares .................    0.18            5.81            743,884        0.24              5.75
1995-FST Administration shares ..    0.43            5.54             82,386        0.49              5.48
1995-FST Service shares/(d)/.....    0.68/(b)/       5.08/(b)/        14,508        0.74/(b)/         5.02/(b)/

For the Period Ended December 31,
-------------------------------

1994-FST shares/(e)/.............    0.15/(b)/       4.64/(b)/       258,350        0.25/(b)/         4.54/(b)/
1994-FST Administration shares
  /(e)/..........................    0.40/(b)/       4.67/(b)/        54,253        0.50/(b)/         4.57/(b)/

For the Period Ended January 31,
-------------------------------

1993-FST shares/(d)/.............    0.08/(b)/       3.10/(b)/        44,697         0.59/(b)/         2.59/(b)/
1993-FST Administration shares
  /(d)/..........................    0.35/(b)/       2.85/(b)/        14,126         0.76/(b)/         2.44/(b)/
---------------

/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/Annualized.
/(c)/FST Preferred share activity commenced on May 1, 1996.
/(d)/FST share, FST Administration share and FST Service share activity commenced April 6, 1993, September 1, 1993 and May 16, 1995, respectively. /(e)/The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund
--------------------------------------------------------------------------------

                                                 Income from investment operations
                                               =====================================
                                         Net                      Net          Total
                                        asset                   realized      income                     Net asset
                                       value at      Net         gain on       from      Distributions   value at
                                       beginning  investment   investment   investment        to          end of      Total
                                       of period   income     transactions  operations    shareholders     period     return /(a)/
                                       ===========================================================================================
For the Year Ended December 31,
===============================
1996-FST shares ......................   $1.00     $0.0335     --            $0.0335       $(0.0335)      $1.00       3.39%
1996-FST Preferred shares /(c)/.......    1.00      0.0218     --             0.0218        (0.0218)       1.00       3.30/(b)/
1996-FST Administration shares .......    1.00      0.0310     --             0.0310        (0.0310)       1.00       3.13
1996-FST Service shares ..............    1.00      0.0285     --             0.0285        (0.0285)       1.00       2.88

1995-FST shares ......................    1.00      0.0381     --             0.0381        (0.0381)       1.00       3.89
1995-FST Administration shares .......    1.00      0.0354     --             0.0354        (0.0354)       1.00       3.63
1995-FST Service shares ..............    1.00      0.0332     --             0.0332        (0.0332)       1.00       3.38

For the Period Ended December 31,
=================================
1994-FST shares /(d)/.................    1.00      0.0156     --             0.0156        (0.0156)       1.00       3.41/(b)/
1994-FST Administration shares /(d)/..    1.00      0.0136     --             0.0136        (0.0136)       1.00       3.19/(b)/
1994-FST Service shares /(d)/.........    1.00      0.0091     --             0.0091        (0.0091)       1.00       3.11/(b)/

                                                                                           Ratios assuming no
                                                                                          waiver of fees and no
                                                                                           expense limitations
                                                                                       ============================
                                                        Ratio of net       Net                         Ratio of net
                                        Ratio of net     investment     assets at       Ratio of        investment
                                        expenses to      income to        end of      expenses to       income to
                                        average net     average net       period      average net      average net
                                          assets          assets        (in 000's)      assets           assets
                                        ===========================================================================
For the Year Ended December 31,
===============================
1996-FST shares ......................     0.18%          3.35%           $440,838        0.23%             3.30%
1996-FST Preferred shares /(c)/.......     0.28/(b)/      3.26/(b)/         28,731        0.33/(b)/         3.21/(b)/
1996-FST Administration shares .......     0.43           3.10              51,661        0.48              3.05
1996-FST Service shares ..............     0.68           2.85              19,855        0.73              2.80

1995-FST shares ......................     0.14           3.81             448,367        0.24              3.71
1995-FST Administration shares .......     0.39           3.54              20,939        0.49              3.44
1995-FST Service shares ..............     0.64           3.32              19,860        0.74              3.22

For the Period Ended December 31,
=================================
1994-FST shares /(d)/.................     0.07/(b)/      3.42/(b)/        183,570        0.31/(b)/         3.18/(b)/
1994-FST Administration shares /(d)/..     0.32/(b)/      3.25/(b)/          2,042        0.56/(b)/         3.01/(b)/
1994-FST Service shares /(d)/.........     0.57/(b)/      3.32/(b)/          2,267        0.81/(b)/         3.08/(b)/

---------------
/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/Annualized.
/(c)/FST Preferred share activity commenced on May 1, 1996.
/(d)/FST share, FST Administration share and FST Service share activity commenced July 19, 1994, August 1, 1994 and September 23, 1994, respectively.



--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Report of Independent Public Accountants

--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees of the Goldman Sachs Money Market Trust--Financial Square Funds:

   We have audited the accompanying statements of assets and liabilities of the Goldman Sachs Money Market Trust--Financial Square Funds (a Massachusetts business trust comprising the Prime Obligations, Money Market, Treasury Obligations, Government and Tax-Free Money Market Funds), including the statements of investments, as of December 31, 1996, and the related statements of operations, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Goldman Sachs Money Market Trust--Financial Square Funds as of December 31, 1996, the results of their operations and the changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                    ARTHUR ANDERSEN LLP

Boston, Massachusetts
February 10, 1997


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                                      28
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--------------------------------------------------------------------------------
This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Money Market Trust--Financial Square Funds Prospectus which contains facts concerning each Fund's objectives and policies, management, expenses and other information.
--------------------------------------------------------------------------------

                                      31